INFORMATION BY BUSINESS SEGMENT - Non current Assets per segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NON-CURRENT
Fixed Assets	R$ 34,739,705	R$ 33,367,981
Intangible	79,980,581	4,992,176
TOTAL NON CURRENT ASSETS	220,594,335	148,558,073
Reportable Segments [Member]
NON-CURRENT
Fixed Assets	34,739,705	33,367,981	R$ 19,644,749
Intangible	79,980,581	4,992,176	693,117
Contractual assets	51,703,084	52,158,612	52,158,612
TOTAL NON CURRENT ASSETS	166,423,370	90,518,769	72,496,478
Administration
NON-CURRENT
Fixed Assets	1,748,211	1,830,502	1,476,287
Intangible	648,677	644,176	423,350
TOTAL NON CURRENT ASSETS	2,396,888	2,474,678	1,899,637
Generation
NON-CURRENT
Fixed Assets	32,991,494	31,537,479	18,168,462
Intangible	79,250,508	4,345,908	267,675
TOTAL NON CURRENT ASSETS	112,242,002	35,883,387	18,436,137
Transmission
NON-CURRENT
Intangible	81,396	2,092	2,092
Contractual assets	51,703,084	52,158,612	52,158,612
TOTAL NON CURRENT ASSETS	R$ 51,784,480	R$ 52,160,704	R$ 52,160,704